Net Loss Per Share - Basic and diluted loss per share (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥) ¥ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 CNY (¥) ¥ / shares shares	Dec. 31, 2021 CNY (¥) ¥ / shares shares
Numerator:
Net loss	¥ (839,528)	$ (118,245)	¥ (1,578,403)	¥ (1,298,880)
Net income attributable to noncontrolling interests	(4,113)	(579)	(2,754)
Accretions of preferred shares to redemption value | ¥				(170,585)
Net loss attributable to ordinary shareholders	¥ (843,641)	$ (118,824)	¥ (1,581,157)	¥ (1,469,465)
Denominator:
Weighted average number of ordinary shares outstanding, basic	299,132,894	299,132,894	304,836,318	240,174,108
Weighted average number of ordinary shares outstanding, diluted	299,132,894	299,132,894	304,836,318	240,174,108
Net loss per share, basic | (per share)	¥ (2.82)	$ (0.40)	¥ (5.19)	¥ (6.12)
Net loss per share, diluted | (per share)	¥ (2.82)	$ (0.40)	¥ (5.19)	¥ (6.12)